Disclosure of detailed information about inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Gold dore on hand	$ 4,070	$ 5,968
Gold in process	1,131	4,461
Ore stockpiles	17,244	14,361
Materials and spare parts	13,687	7,584
Total Inventories	36,132	32,374
Less: Non-current Ore stockpiles	(2,245)	0
Total current inventories	$ 33,887	$ 32,374